Offsetting financial assets and liabilities	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Offsetting financial assets and liabilities

43 Offsetting financial assets and liabilities

The following tables include information about rights to offset and the related arrangements. The amounts included consist of all recognised financial instruments that are presented net in the statement of financial position under the IFRS offsetting requirements (legal right to offset and intention to net settle) and amounts presented gross in the statement of financial position but subject to enforceable master netting arrangements or similar arrangement.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
					Related amounts not offset in the statement of financial position
2017		Gross amounts of recognised financial assets	Gross amounts of recognised financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Financial instruments	Cash and financial instruments received as collateral	Net amount
Statement of financial position line item	Financial instrument
Loans and advances to banks	Reverse repurchase, securities borrowing and similar agreements	1,838		1,838		1,728	110
	Other	7	–7

		1,845	–7	1,838	–	1,728	110
Financial assets at fair value through profit or loss
Trading assets	Derivatives	20,878	–760	20,118	18,427	219	1,472
	Reverse repurchase, securities borrowing and similar agreements	68,050	–14,475	53,575	1,068	52,456	51

		88,928	–15,235	73,693	19,495	52,675	1,523
Non-trading derivatives	Derivatives	45,176	–43,819	1,357	1,238	217	–98

		45,176	–43,819	1,357	1,238	217	–98
Loans and advances to customers	Reverse repurchase, securities borrowing and similar agreements	409	–209	200		200
	Other	157,892	–156,015	1,877	1,018	302	557

		158,301	–156,224	2,077	1,018	502	557
Other items where offsetting is applied in the statement of financial position		6,860	–6,366	494			494
Impact of enforceable master netting arrangements or similar arrangements[1]	Derivatives				–5,929	4,208	1,721

		–	–	–	–5,929	4,208	1,721

Total financial assets		301,110	–221,651	79,459	15,822	59,330	4,307

[1]	The line ‘Impact of enforceable master netting agreements or similar arrangements’ contains derivative positions under the same master netting arrangements being presented in different statement of financial position line items.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
					Related amounts not offset in the statement of financial position
2016		Gross amounts of recognised financial assets	Gross amounts of recognised financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Financial instruments	Cash and financial instruments received as collateral	Net amount
Statement of financial position line item	Financial instrument
Loans and advances to banks	Reverse repurchase, securities borrowing and similar agreements	173	–95	78		78
	Other	3	–3

		176	–98	78	–	78	–
Financial assets at fair value through profit or loss
Trading assets	Derivatives	28,511	–913	27,598	25,532	147	1,919
	Reverse repurchase, securities borrowing and similar agreements	61,245	–19,413	41,832	36	41,555	241

		89,756	–20,326	69,430	25,568	41,702	2,160
Non-trading derivatives	Derivatives	57,384	–55,687	1,697	1,499	–5	203

		57,384	–55,687	1,697	1,499	–5	203
Loans and advances to customers	Other	191,453	–186,963	4,490		387	4,103

		191,453	–186,963	4,490	–	387	4,103
Other items where offsetting is applied in the statement of financial position		6,326	–5,846	480	15		465
Impact of enforceable master netting arrangements or similar arrangements[1]	Derivatives				–7,300	4,743	2,557

		–	–	–	–7,300	4,743	2,557

Total financial assets		345,095	–268,920	76,175	19,782	46,905	9,488

[1]	The line ‘Impact of enforceable master netting agreements or similar arrangements’ contains derivative positions under the same master netting arrangements being presented in different statement of financial position line items.

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
					Related amounts not offset in the statement of financial position
2017		Gross amounts of recognised financial liabilities	Gross amounts of recognised financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Financial instruments	Cash and financial instruments pledged as collateral	Net amount
Statement of financial position line item	Financial instrument
Deposits from banks	Repurchase, securities lending and similar agreements	4		4		4
	Other	68	–8	60			60

		72	–8	64	–	4	60
Customer deposits	Repurchase, securities lending and similar agreements	209	–209
	Corporate deposits	11,508	–11,022	486			486
	Other	156,465	–144,991	11,474	1,021		10,453

		168,182	–156,222	11,960	1,021	–	10,939
Financial liabilities at fair value through profit or loss
Trading liabilities	Derivatives	21,356	–975	20,381	19,292	302	787
	Repurchase, securities lending and similar agreements	51,445	–14,475	36,970	1,068	35,792	110

		72,801	–15,450	57,351	20,360	36,094	897
Non-trading derivatives	Derivatives	46,765	–45,251	1,514	1,261	125	128
Other items where offsetting is applied in the statement of financial position		5,393	–4,720	673			673
Impact of enforceable master netting arrangements or similar arrangements[1]	Derivatives				–6,820	6,228	592

		–	–	–	–6,820	6,228	592

Total financial liabilities		293,213	–221,651	71,562	15,822	42,451	13,289

[1]	The line ‘Impact of enforceable master netting agreements or similar arrangements’ contains derivative positions under the same master netting arrangements being presented in different statement of financial position line items.

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
					Related amounts not offset in the statement of financial position
2016		Gross amounts of recognised financial liabilities	Gross amounts of recognised financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Financial instruments	Cash and financial instruments pledged as collateral	Net amount
Statement of financial position line item	Financial instrument
Deposits from banks	Repurchase, securities lending and similar agreements	102	–95	7			7
	Other	23	–3	20			20

		125	–98	27	–	–	27
Customer deposits	Repurchase, securities lending and similar agreements	36		36	36
	Corporate deposits	11,773	–8,595	3,178			3,178
	Other	189,496	–178,368	11,128			11,128

		201,305	–186,963	14,342	36	–	14,306
Financial liabilities at fair value through profit or loss
Trading liabilities	Derivatives	30,102	–997	29,105	27,852	146	1,107
	Repurchase, securities lending and similar agreements	46,695	–19,415	27,280	36	27,102	142

		76,797	–20,412	56,385	27,888	27,248	1,249
Non-trading derivatives	Derivatives	59,510	–56,975	2,535	2,343	–153	345
Other items where offsetting is applied in the statement of financial position		5,041	–4,472	569	28		541
Impact of enforceable master netting arrangements or similar arrangements[1]	Derivatives				–10,513	8,047	2,466

		–	–	–	–10,513	8,047	2,466

Total financial liabilities		342,778	–268,920	73,858	19,782	35,142	18,934

[1]	The line ‘Impact of enforceable master netting agreements or similar arrangements’ contains derivative positions under the same master netting arrangements being presented in different statement of financial position line items.